Document And Entity Information	12 Months Ended
Jun. 30, 2019 shares
Document And Entity Information [Abstract]
Document Type	20-F
Document Annual Report 1	true
Document Transition Report 1	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	Recon Technology, Ltd
Entity Central Index Key	0001442620
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Trading Symbol	RCON
Entity Common Stock, Shares Outstanding	21,799,300